CONVERTIBLE DEBT (Details)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 29, 2025 USD ($)	Sep. 19, 2024	Jul. 12, 2024 D	Dec. 31, 2024 USD ($) D $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) individual $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) individual $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
CONVERTIBLE DEBT
Proceeds from the issuance of convertible notes							$ 3,292,400	$ 3,556,000
Term		1 year
Conversion Price (in dollars per share) | $ / shares									$ 1
Gain on extinguishment of debt							48,321
Convertible debt									$ 3,630,000
Gross proceeds									8,762,250	$ 4,940,000
Repayments of convertible debt							905,335	75,000	637,500	50,000
Change in fair value of convertible debt					$ (442,573)	$ (510,577)	$ (546,811)	$ (830,272)	(2,146,284)	(1,707,747)
In the event of consummation of IPO
CONVERTIBLE DEBT
Aggregate value of share issued (Termination fee)									175,000
Minimum
CONVERTIBLE DEBT
Term							6 months
Maximum
CONVERTIBLE DEBT
Term							1 year
Carrying Amount
CONVERTIBLE DEBT
Convertible debt				$ 8,570,000	6,282,197		$ 6,282,197		4,599,225	8,570,000
Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt				8,542,323	6,189,849		6,189,849		$ 5,321,303	$ 8,542,323
2026 Convertible Notes
CONVERTIBLE DEBT
Proceeds from the issuance of convertible notes					$ 1,431,000		$ 3,292,000
Common stock convertible notes | shares					375,830		375,830
Gross proceeds							$ 3,540,420
2026 Convertible Notes | Minimum
CONVERTIBLE DEBT
Interest rate (in percentage)					10.00%		10.00%
Term							210 days
Conversion Price (in dollars per share) | $ / shares					$ 3.738		$ 3.738
2026 Convertible Notes | Maximum
CONVERTIBLE DEBT
Interest rate (in percentage)					20.00%		20.00%
Term							1 year
Optional conversion period							210 days
Conversion Price (in dollars per share) | $ / shares					$ 7.483		$ 7.483
2026 Convertible Notes | Vanquish and Labrys | Minimum
CONVERTIBLE DEBT
Interest rate (in percentage)					10.00%		10.00%
2026 Convertible Notes | Vanquish and Labrys | Maximum
CONVERTIBLE DEBT
Interest rate (in percentage)					15.00%		15.00%
2026 Convertible Notes | Other parties
CONVERTIBLE DEBT
Interest rate (in percentage)					20.00%		20.00%
2026 Convertible Notes | Carrying Amount
CONVERTIBLE DEBT
Convertible debt					$ 3,292,400		$ 3,292,400
2026 Convertible Notes | Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt					3,318,000		$ 3,318,000
Nine Convertible Note Agreements
CONVERTIBLE DEBT
Number of individuals issued | individual							9
Principal amount					1,533,000		$ 1,533,000
Eighteen Convertible Note Agreements
CONVERTIBLE DEBT
Number of individuals issued | individual							18
Principal amount					3,540,000		$ 3,540,000
2025 Convertible Notes
CONVERTIBLE DEBT
Number of individuals issued | individual									34
Extinguishment of debt									$ 6,155,891
Conversion of debt to shares | shares									1,094,107
Gain on extinguishment of debt									$ (2,261,222)
Convertible debt					2,031,000		2,031,000		$ 3,212,000
Convertible notes payable					$ 1,773,000		$ 1,773,000
Common stock convertible notes | shares					305,193		305,193		316,398
Gross proceeds									$ 3,212,250
2025 Convertible Notes | Minimum
CONVERTIBLE DEBT
Interest rate (in percentage)									10.00%
Term							210 days		30 days
Optional conversion period									30 days
Conversion Price (in dollars per share) | $ / shares									$ 1.04
2025 Convertible Notes | Maximum
CONVERTIBLE DEBT
Interest rate (in percentage)									20.00%
Term									1 year
Optional conversion period									210 days
Conversion Price (in dollars per share) | $ / shares									$ 36.8
2025 Convertible Notes | Vanquish and Labrys
CONVERTIBLE DEBT
Interest rate (in percentage)									10.00%
2025 Convertible Notes | Other parties
CONVERTIBLE DEBT
Interest rate (in percentage)									20.00%
2025 Convertible Notes | Vanquish | Minimum
CONVERTIBLE DEBT
Percentage of discount received by the entity on prepayment of debt									2.00%
Number of days early payment of prepayment discount									60 days
2025 Convertible Notes | Vanquish | Maximum
CONVERTIBLE DEBT
Percentage of discount received by the entity on prepayment of debt									5.00%
Number of days early payment of prepayment discount									180 days
2025 Convertible Notes | Carrying Amount
CONVERTIBLE DEBT
Convertible debt									$ 3,212,250
2025 Convertible Notes | Estimated Fair Value
CONVERTIBLE DEBT
Convertible debt									3,778,303
2024 Convertible Notes
CONVERTIBLE DEBT
Extinguishment of debt									$ 2,725,214
Conversion of debt to shares | shares									258,154
Gain on extinguishment of debt									$ 0
Assumed 2024 notes
CONVERTIBLE DEBT
Interest rate at event of default										10.00%
Percentage of gross proceeds			10.00%
Maturity date | D			5
Threshold days of trailing volume | D			5
Initial mandatory payments of the debt										$ 50,000
Initial mandatory payment required										$ 500,000
Initial mandatory payment period from effective date										30 days
SEPA Convertible Note
CONVERTIBLE DEBT
Extinguishment of debt									$ 684,894
Conversion of debt to shares | shares									119,307
Convertible debt				2,300,000	$ 841,000		$ 841,000		$ 1,543,000	$ 2,300,000
SEPA Convertible Note, variable price (in $ per share) | $ / shares										$ 4.54
Total				$ 2,500,000	600,000		600,000		1,386,975	$ 2,500,000
Change in fair value of convertible debt					$ 241,000		$ 312,000		$ 979,553	$ 0
Redemption notice period				10 days
Maximum number of shares issuable | shares										305,663
Cure period										5 days
Undismissed proceedings, cure period										61 days
Threshold amount of other indebtedness				$ 500,000						$ 500,000
The aggregate threshold amount of final judgments				$ 500,000						$ 500,000
Final judgement event of default, unsatisfied period										30 days
Cessation of trading, event of default period										10 days
Other event of default, cure period										10 days
SEPA Convertible Note | Maximum | Debt Conversion Option Unavailable
CONVERTIBLE DEBT
Percentage of beneficial ownership				4.99%						4.99%
SEPA Convertible Note | Yorkville
CONVERTIBLE DEBT
Interest rate (in percentage)				7.00%						7.00%
Conversion Price (in dollars per share) | $ / shares				$ 64						$ 64
Conversion of debt to shares | shares				8,264
Gross proceeds				$ 2,500,000
Proceeds from notes payable net				$ 2,300,000
Percentage rate of the original issue discount				8.00%
SEPA Convertible Note, variable price (in $ per share) | $ / shares				$ 4.54
Interest rate at event of default				18.00%
Threshold percentage of stock price trigger				93.00%
Number of consecutive trading days prior to conversion date (in days) | D				10
Percentage of prepayment premium payable				7.00%
Commitment fees				$ 375,000
Payment of upfront commitment fees				187,500
SEPA Convertible Note | Yorkville | Maximum
CONVERTIBLE DEBT
Principal amount				4,500,000						$ 4,500,000
Yorkville Agreement
CONVERTIBLE DEBT
No conversion period	14 days
Deferred fee	$ 187,500			$ 187,500						$ 187,500
Termination fee	$ 175,000
Right of first refusal period	24 months
Standby equity purchase agreement
CONVERTIBLE DEBT
Conversion of debt to shares | shares							84,100
Repayments of convertible debt							$ 375,000
Repayment of principal amount of debt							344,000
Cash paid for interest							7,000
Cash payment							24,000
Original debt, principal							443,000
Original debt, accrued interest							$ 18,000
Standby equity purchase agreement | Minimum
CONVERTIBLE DEBT
SEPA Convertible Note, variable price (in $ per share) | $ / shares							$ 5.35
Standby equity purchase agreement | Maximum
CONVERTIBLE DEBT
SEPA Convertible Note, variable price (in $ per share) | $ / shares							$ 5.64